Related party transactions - future minimum expected obligations (Details) - Joint ventures - Tofas-Turk Otomobil Fabrikasi A.S. € in Millions	Dec. 31, 2019 EUR (€)
2020
Disclosure of transactions between related parties [line items]
Related party, future minimum expected obligation	€ 280
2021
Disclosure of transactions between related parties [line items]
Related party, future minimum expected obligation	257
2022
Disclosure of transactions between related parties [line items]
Related party, future minimum expected obligation	€ 153